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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number: 1
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Whitebox Advisors, LLC
Address:  3033 Excelsior Boulevard
          Suite 300
          Minneapolis, MN 55416

Form 13F File Number: 28-10715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Wood
Title:    Chief Financial Officer
Phone:    (612) 253-6001

Signature, Place, and Date of Signing:

/s/ Jonathan D. Wood          Minneapolis, Minnesota        May 23, 2005
--------------------          ----------------------        ------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        7

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:   $130601
                                          (thousands)


List of Other Included Managers:

Whitebox Combined Advisors, LLC
Whitebox Convertible Arbitrage Advisors, LLC
Whitebox Diversified Convertible Arbitrage Advisors, LLC
Whitebox Hedged High Yield Advisors, LLC
Whitebox Intermarket Advisors, LLC
Whitebox Statistical Arbitrage Advisors, LLC
Pandora Select Advisors, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
   NAME OF ISSUER       TITLE OF CLASS      CUSIP     VALUE(x1000)   SH OR PRN AMT    SH/PRN    PUT/CALL   INVEST. DISC.
--------------------   ----------------   ---------   ------------   -------------   --------   --------   -------------
Axcan Pharma Inc.      Convertible Bond   054923AB3       4454          3500000         PRN                    Sole
Devon Energy Corp      Convertible Bond   25179MAA1       9538          8289000         PRN                    Sole
Devon Energy Corp      Convertible Bond   25179MAB9       6049          5261000         PRN                    Sole
Drew Industries Inc.   Common Stock       26168L205       934            24800          SH                     Sole
Kindred Healthcare     Equity Warrant     494580129       6877          184113        Warrant                  Sole
Kindred Healthcare     Equity Warrant     494580111       1054           26000        Warrant                  Sole
Lowe's Cos Inc.        Convertible Bond   548661CF2      101695        108273000        PRN                    Sole

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